N-2	Jun. 30, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001876006
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-258821
Investment Company Act File Number	811-23727
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	ARES PRIVATE MARKETS FUND
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A Shares	Class D Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

1.	Investors purchasing Class A Shares may be subject to a sales load of up to 3.50% of the investment amount. While neither the Fund nor the Distributor impose an initial sales charge on Class I or Class D Shares, if a shareholder buys Class D Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine.

2.	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder's purchase of the Shares (on a "first in - first out" basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund's waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class A Shares	Class D Shares	Class I Shares
Advisory Fee(3)(7)	1.40%	1.40%	1.40%
Incentive Fee(4)	0.58%	0.58%	0.58%
Other Expenses(5)	0.48%	0.48%	0.48%
Distribution and Servicing Fee	0.85%	0.25%	None
Acquired Fund Fees and Expenses(6)	0.63%	0.63%	0.63%
Interest Payments on Borrowed Funds	0.07%	0.07%	0.07%
Total Annual Expenses	4.01%	3.41%	3.16%
Fee Waiver and/or Expense Reimbursement(3)(7)	(0.18)%	(0.18)%	(0.18)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.83%	3.23%	2.98%

3.	The Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.40% based on value of the Fund's Managed Assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's Managed Assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.

4.	At the end of each calendar quarter, the Adviser is entitled to receive an Incentive Fee equal to 12.5% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term "net profits" shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the avoidance of doubt, any change in the net asset value of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the "net profits" or "net losses" calculations.

5.	Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory and Management Agreement.

6.	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include the estimated fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based on the anticipated net proceeds of the offering. Some of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of "carried interest" allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and up to 30% of net profits as a carried interest allocation, subject to a clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

7.	Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) the Advisory Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses of Portfolio Funds and Direct Investments in which the Fund invests (including all acquired fund fees and expenses); (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments in Portfolio Funds, Direct Investments, exchange-traded funds and other investments; (vi) interest; (vii) taxes; (viii) brokerage commissions; (ix) dividend and interest expenses relating to short sales; and (x) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence)) do not exceed 0.30% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation Agreement has a term ending on July 31, 2024, and the Adviser may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year example and the first year of the three-, five- and ten-year examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.

Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A Shares investment, assuming a 5% annual return:	$72	$151	$232	$440
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$33	$103	$176	$368
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$30	$96	$164	$345

Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $50,000 Class A Shares investment, assuming a 5% annual return:	$3,609	$7,562	$11,592	$22,014
You would pay the following expenses on a $50,000 Class D Shares investment, assuming a 5% annual return:	$1,630	$5,154	$8,790	$18,388
You would pay the following expenses on a $50,000 Class I Shares investment, assuming a 5% annual return:	$1,505	$4,788	$8,190	$17,250

The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund's actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory and Management Agreement.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include the estimated fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based on the anticipated net proceeds of the offering. Some of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of "carried interest" allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and up to 30% of net profits as a carried interest allocation, subject to a clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include the estimated fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based on the anticipated net proceeds of the offering.
Acquired Fund Incentive Allocation, Note [Text Block]	The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of "carried interest" allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and up to 30% of net profits as a carried interest allocation, subject to a clawback.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGY

The Fund's investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests in an actively managed portfolio of Private Assets. The Fund and the Adviser do not guarantee any level of return or risk on investments and there can be no assurance that the Fund's investment objective will be achieved or that the Fund's investment program will be successful. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed with the approval of the Board upon 60 days' prior written notice to the Fund's Shareholders.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Assets. For purposes of this policy, Private Assets include Direct Investments and Primary Investments and Secondary Investments in Portfolio Funds. This policy may be changed by the Board, upon 60 days' prior written notice to Shareholders. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund's assets, including as a result in the change in the value of the Fund's investments or due to the issuance or redemption of Shares, will not require the Fund to dispose of an investment.

The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. The Fund defines emerging market countries generally to include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund may seek to hedge all or a portion of the Fund's foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

The Adviser manages the Fund's asset allocation and investment decisions with a view towards managing liquidity and maintaining a high level of investment in Private Assets. The Fund's asset allocation and amount of Private Assets may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to Private Assets in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to "over-commit"). The Adviser may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts prepared by the Adviser. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Portfolio Funds.

The Fund has established a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments and to otherwise satisfy Fund obligations. There is no assurance, however, that the Fund will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. There can be no assurance that the Fund will be able to renew its credit line on attractive terms. Under the Investment Company Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the Investment Company Act) of less than 300% with respect to indebtedness. This means that at the time the borrowing is made, the value of the Fund's borrowings may not exceed one-third the value of the Fund's total assets (including such borrowings), or 50% of the Fund's net assets. None of the foregoing Investment Company Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the Investment Company Act. To enhance the Fund's liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, the Adviser may sell certain of the Fund's assets.

The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund's assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.

During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.

The Fund may make investments directly or indirectly through one or more wholly-owned Subsidiaries. The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund's investments also will refer to any Subsidiary's investments. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.

If the Fund's Subsidiaries, currently Ares Landmark Private Markets Fund-D, LLC, Ares Landmark Private Markets Fund-D Blocker, LLC and Ares Private Markets Fund Blocker, LLC, make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser complies with the provisions of the Investment Company Act relating to investment advisory contracts as an investment adviser to the Subsidiaries under Section 2(a)(20) of the Investment Company Act. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the Investment Company Act. UMB Bank, N.A serves as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Investment Strategies

The Fund is intended to provide Shareholders with asset allocation and access to Private Asset investments that are typically only available to large institutional investors. In pursuing the Fund's investment objective, the Adviser seeks to invest in Primary Investments, Secondary Investments and Direct Investments that represent a broad spectrum of types of private equity and other private asset opportunities (e.g., buyout, venture and growth capital, special situations, credit, infrastructure, real estate and private credit) and vintage years (i.e., the year in which a Portfolio Fund begins investing).

Buyouts: Investments in the equity of established companies where an investor, typically a private equity firm, takes a controlling interest in the company often involving a combination of equity and debt financing to complete the acquisition.

Venture and Growth Capital: Venture capital is characterized by equity investments in early through late stage start-up companies with high potential growth. Growth capital is characterized by investments in companies that typically have a proven business model, but need capital to help facilitate growth.

Special Situations: Encompasses a broad range of investments including operational turnarounds, distressed debt, distressed financial assets, "rescue" financings and high yielding credit-oriented strategies.

Infrastructure: Private infrastructure investments typically include investments in equity securities of companies that focus on utilities and/or transportation infrastructure.

Real Estate: Real estate investments may include indirect investments through Portfolio Funds, in real estate opportunities or in operating companies with significant real estate portfolios.

Private Credit: Private credit investments may include direct debt and other yield-oriented investments, including Direct Investments in the debt issued by private companies, which may include loans and securities of private equity-backed companies.

With respect to the Fund's investments in Portfolio Funds, the Adviser will employ targeted portfolio construction to build a portfolio diversified by global geography, manager, vintage year exposure, and industry sector. The Adviser will utilize top-down due diligence processes to evaluate each Portfolio Fund and its sponsor, including, but not limited to, conversations with the sponsor, detailed historical track record evaluation, peer and investor references, and other quantitative and qualitative analyses, as available.

Types of Portfolio Investments

The Fund's investment exposure to the strategies described above is expected to be implemented through a variety of Primary Investments and Secondary Investments in Portfolio Funds, as well as Direct Investments and investments in Liquid Assets as described below. The Fund expects to invest principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments, although the allocation among those types of investments may vary from time to time. Typical Secondary Investments generally will include purchases by the Fund of interests in Portfolio Funds, typically after the end of the Portfolio Fund's fundraising period, with existing underlying portfolio companies, whereas typical Primary Investments are investments in newly established Portfolio Funds where the underlying portfolio companies are not known as of the time of the Fund's commitment.

Secondary Investments

Traditional Secondary Investments generally will include purchases by the Fund of interests in Portfolio Funds, typically after the end of the Portfolio Fund's fundraising period (generally three to seven years), with existing underlying portfolio companies. These Portfolio Funds will tend to be largely funded depending on age and investment cycle stage. Sales of these Portfolio Fund interests are often driven by an investor's need for liquidity or active approach in managing their private equity portfolio. Traditional Secondary Investments typically will be acquired by the Fund in private negotiated transactions as there is no established market for such investments.

The Fund also may gain exposure to Portfolio Funds involving Secondary Investments structured as a preferred equity investment ("Structured Solutions"). Structured Solutions, which may be self-originated or intermediated transactions, are between the Fund and a Portfolio Fund's general partner. The Fund will invest cash into an existing Portfolio Fund or newly created vehicle in exchange for newly-issued interests in the Portfolio Fund or the newly created vehicle (i.e., the "preferred equity"). Structured Solutions are intended to provide for strong risk-adjusted return with meaningful downside protection.

The Fund also invests in Secondary Investment transactions that are being led by a Portfolio Fund's general partner, including end-of life transactions, which seek to partner potential buyers, such as the Fund, with Portfolio Fund Managers to provide structured and holistic liquidity solutions to all the limited partners in a Portfolio Fund. These Secondary Investments often involve existing investors in a Portfolio Fund being given the option to sell all or a portion of their Portfolio Fund interests to the Fund during a binding election period. Investors in a Portfolio Fund generally are given the option to sell their interests or roll into a newly-formed Portfolio Fund on new terms. That newly-formed Portfolio Fund may own a diversified pool of assets or it may own a concentrated or even single asset transaction(s).

Primary Investments

Primary Investments are investments in newly established Portfolio Funds where the underlying portfolio companies are not known as of the time of the Fund's commitment. Primary Investments are characterized by a gradual deployment of capital. In identifying and selecting Primary Investments, the Fund seeks to invest in Portfolio Funds run by high-quality Portfolio Fund Managers with a track record of consistent value creation and top-tier risk-adjusted rates of return.

Direct Investments

Direct Investments are investments by the Fund in the equity and/or debt securities of U.S. and non-U.S. private companies, including alongside Portfolio Funds and private equity firms. Direct Investments by the Fund alongside other investors ("Co-Investment Opportunities") are sometimes structured so that the lead investor and co-investors collectively hold a controlling interest in the operating company. In some circumstances, the Fund may lead investments in Co-Investment Opportunities. In Direct Investments, unlike investments in Portfolio Funds, the Fund likely will not bear an additional layer of fees and expenses generally associated with investing directly in a Portfolio Fund, although the Fund may still bear transactional expenses.

Liquid Assets

The Fund invests a portion of its assets in a portfolio of Liquid Assets, including cash and cash equivalents, liquid fixed-income securities and other credit instruments, and other investment companies, including ETFs.

The Fund may invest in investment grade and below investment grade fixed-income securities, including investment grade short term debt obligations, convertible securities, money market instruments, repurchase agreements and restricted securities. The Fund's liquid fixed-income and other credit investments will primarily focus on floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies (i.e., borrowers). Floating rate loans are often at the time of investment below investment grade securities (commonly known as "junk" or "junk bonds"). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Adviser to be of comparable quality.

While the Fund intends to obtain its principal investment exposure to Private Assets by investing in Primary Investments, Secondary Investments and Direct Investments, it may also gain such exposure by investing in other investment companies, including ETFs.

While this Prospectus contains generalized discussions about the Adviser's current expectations with respect to the make-up of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of the Fund's investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.

LANDMARK PARTNERS AND ARES PLATFORM

In June 2021, Ares completed the acquisition of Landmark Partners, LLC (collectively with its subsidiaries, "Landmark"), which now operates as the Ares Secondaries Group. The Ares Secondaries Group is chaired by Francisco Borges. References to "Landmark Partners" in this Prospectus include the Landmark business and team that now operates as the Ares Secondaries Group.

Landmark Partners History and Experience

Founded in 1989, Landmark Partners was one of the earliest and most active investors in the secondary private equity market. Landmark Partners believes that it has the reputation, skill and record of accomplishment in the alternative investment markets of private equity, real estate and infrastructure and real assets that make it an attractive manager for investors seeking to participate in these asset classes.

Landmark Partners, operating within Ares, has over 160 experienced professionals and support staff in the areas of investment origination and analysis, accounting, and administrative operations management, of which 52 professionals focused on or support the firm's secondary private equity investing activities. Landmark Partners' team of experienced investment professionals provides expertise in market knowledge, investment origination, underwriting and structuring, accounting, reporting and administrative operations management. This team has developed proprietary analytical models, report-generating software and private databases, which the Adviser believes provides a competitive investment advantage.

From 1990 through December 31, 2021, Landmark participated in the formation of secondary investment funds in private equity, real estate and infrastructure. Landmark's secondary program has aggregate commitments of $31.2 billion and has contributed $17.0 billion to acquire over 2,400 partnership interests. Specifically, during that period, Landmark formed 18 secondary private equity funds with aggregate commitments of $20.5 billion, and contributed over $11.7 billion to make over 500 transactions involving over 1,700 partnership investments managed by over 625 different managers. Key highlights include:

•

Immediate Portfolio Diversification. Landmark Partners offers investors the ability to invest in private equity funds in a highly diversified and efficient manner, thereby potentially mitigating risk. The firm has consistently assembled portfolios of limited partner interests in partnerships across a variety of vintages, strategies, industries and geographies. Over the past 30 years, Landmark's secondary private equity funds have acquired over 1,700 limited partner interests across more than 500 transactions, with underlying investments in over 17,500 companies.

•	Potential Rapid Deployment of Capital. Capital commitments in primary private equity funds may be tied up for considerable periods of time before being drawn down for investment. In contrast, on average, Landmark's secondary private equity funds have been fully invested or committed within three years of the relevant fund's final closing.

•	Potential for Higher Rates of Return Due to Early Return of Capital. Landmark's secondary private equity funds historically have returned capital to investors relatively quickly, as the portfolios of secondary interests contain funds and investments in all stages of development, some of which are already in liquidation. As a result, Landmark's secondary private equity funds have the potential to begin generating distributions almost immediately upon the closing of certain transactions, producing current cash flow to the investor. Investors in prior Landmark secondary private equity funds have, on average, accumulated distributions within three months of the initial investment, which decreased the impact of the "J-curve." The J-curve refers to the tendency for private equity funds to deliver negative returns and cash flows in their early years (due to the fund's investment-related expenses and fees) and to deliver positive returns and cash flows in later years (as the fund's portfolio company investments mature and are sold). On an ongoing basis, these Landmark funds have collectively made distributions every quarter since 1991, thereby producing stable cash flow to investors.

Landmark Partners' Investment Program and Processes

The core investment disciplines of Landmark Partners' private equity secondary program are to seek to purchase high-quality, mature exposure to a diversified portfolio of private equity assets at a discount to intrinsic value in funds managed by alpha-generating managers.

The Quantitative Research Group ("QRG") within Ares Global Client Solutions (formerly within Landmark Partners) is utilized to leverage public and proprietary data, analytics and experience in an effort to give Ares Secondary Group an information edge in the marketplace. QRG's objective is to act as a force multiplier for Landmark Partners' core sourcing, risk management and underwriting activities. QRG's tools include, but are not limited to, white papers and market commentary, cash flow forecasting and secondary valuation services, manager and investor alpha diagnostic services, and limited partner portfolio and investment strategy assessment. These activities span asset pricing, risk management, performance measurement, investor relations and business development. Importantly, they help Landmark Partners source, price and execute on various transactions.

Proactive Deal Sourcing. Landmark Partners has developed strong deal sourcing competencies by utilizing QRG tools to assist limited partners and general partners in identifying opportunities to improve investment performance. These value-add services help Landmark Partners establish close, differentiated relationships with investors who may be looking to address portfolio management goals. This thought-partner sourcing strategy helps establish Landmark Partners as a problem solver. Landmark Partners believes that the use of portfolio management tools to build relationships with sellers and create highly customized and value-added solutions has become a strength and provides a competitive advantage.

Pricing and Valuation. Landmark Partners has developed a highly analytical and thorough due diligence process for evaluating potential investments. This process starts with a comprehensive analysis of the subject portfolio and the track record of the fund manager. Landmark's track record analysis is buttressed by QRG tools such as the GP Alpha Analysis, which assesses a sponsor's outperformance through various economic cycles. For portfolio diligence, Landmark Partners performs a thorough return analysis of the portfolio assets utilizing a "bottom up" underwriting approach while sensitizing for multiple return scenarios. This is generally true of each portfolio, regardless of size or complexity. The QRG is also helpful in allowing Landmark Partners to utilize data and research to bolster market and asset level insights, which in turn allows it to identify asset mispricing and appropriate valuation during the underwriting process.

Investment Process

Deal Sourcing. Landmark Partners seeks to generate proprietary deal flow through its use of tools generated from the QRG to establish relationships and collaborative discussions with limited and general partners. Landmark Partners' extensive network in the private equity community and its ability to complete specialized solutions-based transactions creates attractive deployment opportunities.

Due Diligence and Evaluation Procedures. As part of its initial due diligence, Landmark Partners generally performs a detailed review of the following items: (i) the sponsor's historical investment track record; (ii) going forward franchise risk for the sponsor (if any); (iii) the sponsor's investment return expectations compared to those specified when the fund was initially marketed; (iv) liquidity expectations at a high level by investment; (v) under-performing investments and strategies for recovery; and (vi) confirmation that there are no significant impediments to an orderly transfer of partnership interests.

As this analysis is performed, Landmark Partners generally reviews clients' secondary portfolios at weekly meetings. If Landmark Partners believes that the opportunity is sufficiently attractive to merit performing additional due diligence, the following evaluation procedures are generally conducted. First, if available, Landmark Partners reviews the sponsor's projections of exit timing and value, by investment, within the detailed context of (i) current value; (ii) comparable public values; (iii) projected growth in cash flow; (iv) industry reports; and (v) the partnership's prior performance. Concurrently, the sponsor's projections for returns on unfunded commitments are evaluated, principally within the context of prior performance.

Landmark Partners then prepares a cash flow model which projects the internal rate of return to investors over the life of the investment being acquired. The principal components of the model are: (i) the cash required to purchase the portfolio; (ii) projected cash distributions, year by year from existing and future investments; (iii) the leverage, if any, expected to be incurred in funding future capital calls and a time table for such funding; (iv) interest on borrowed funds; and (v) partnership working capital and organizational and operational expenses. Finally, Landmark Partners pays close attention to return sensitivities and each investment's implications on portfolio construction to gauge whether the presented opportunity has the potential to be accretive to the relevant client's return profile. Upon completion of the due diligence process, the Investment Committee, which is generally closely involved in the review process since the deal is brought to the attention of the investment team, votes to approve or reject the deal.

Negotiations and Closing. Upon reaching agreement on price and terms, Landmark Partners and the seller execute a letter of intent and negotiate the definitive purchase and sale agreement. Meetings to obtain consent to the transfer, to address transfer mechanics and to complete due diligence are then scheduled with the general partners of the interests being acquired.

Post-Acquisition Activities. Portfolio management requires significant effort and expertise in data collection and analysis. Landmark Partners performs numerous activities including monitoring fund sponsors and investments to prepare comprehensive reports that summarize the performance of underlying funds. Other activities include a review of amendments to partnership agreements to protect the interests of the relevant client as well as management of the distribution of cash and securities received by such client. Additionally, Landmark Partners' investment professionals attend annual meetings of the sponsors in which the relevant client is invested, participate actively on selected advisory boards and maintain ongoing direct relationships with all fund sponsors.

Risk Factors [Table Text Block]

RISKS

AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.

Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

The Fund's investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:

General Risks of Investing in the Fund

General Investment Risks

There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

Limited Operating History

The Fund is a non-diversified, closed-end management investment company with limited operating history. The Fund has limited historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund's allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund's portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel

The Fund depends on the Adviser's ability to select, allocate and reallocate effectively the Fund's assets. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. Similarly, the success of each Portfolio Fund investment in which the Fund invests is also likely to be substantially dependent on certain key personnel of a Portfolio Fund Manager. Should one or more of the key personnel of the Adviser or of a Portfolio Fund Manager become incapacitated or in some other way cease to participate in management activities, the Fund's performance could be adversely affected. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser or the general partners of the Portfolio Funds throughout the life of the Fund.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund's investments in Private Assets are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk

Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of the Fund's net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund's net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See "Repurchase of Shares."

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In-Kind For Repurchased Shares

The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See "Repurchases of Shares—Periodic Repurchases." However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers

Transfers of Shares may be made only with the prior written consent of the Board, which may be withheld in the Board's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status

The Fund is a "non-diversified" investment company for purposes of the Investment Company Act, which means it is not subject to percentage limitations under the Investment Company Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Portfolio Funds and Direct Investments for which there are no readily available market quotations. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the Fund's portfolio investments are valued at fair value as determined in good faith by the Adviser, as the valuation designee, in accordance with the Adviser's valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments. In addition, the Fund's compliance with the asset diversification tests under the Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund's most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund's subscription process, see "Purchasing Shares."

The Adviser generally expects to receive information for the Fund's investments in Private Assets, including Portfolio Funds and Direct Investments, on which it will base the Fund's net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund's net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in Private Assets, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund's calculation of its net asset value, see "Net Asset Valuation."

Amount or Frequency of Distribution

The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See "Distributions." Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund's ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund's earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Risks of Investing in Private Assets

Risks of Private Equity Strategies

The Fund's investment portfolio will include Direct Investments in private companies and investments in Portfolio Funds, which hold securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•	Buyout Investment Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company's income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

•	Venture Capital Risks. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

•	Special Situations Risks. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization, or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject a Portfolio Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

•	Infrastructure Risks. Some Portfolio Funds may concentrate, and a Direct Investment may be made, in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.

•	Real Estate Risks. Portfolio Funds that invest in real estate are subject to risks associated with the ownership of real estate, including: (i) changes in interest rates and other general economic conditions; (ii) local real estate conditions, such as changes in demand for space; (iii) the quality and investment approach of management; (iv) market competition and the availability of financing; (v) specific features of properties; (vi) financial condition of tenants, buyers, and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations, including those governing usage, improvements, zoning and taxes; and (x) potential liability under environmental and other applicable laws. Some real estate-focused Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such Portfolio Fund could be unfavorably affected by the poor performance of a single investment or investment type. In addition, borrowers could default on or sell investments that a real estate-focused Portfolio Fund holds, which could reduce the cash flow needed to make distributions to investors, such as the Fund. In addition, real estate-focused Portfolio Funds also may be affected by tax and regulatory requirements impacting the real estate fund's ability to qualify for preferential tax treatments or exemptions.

Risks Associated with Private Company Investments

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund's investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Competition for Access to Private Equity Investment Opportunities

There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Direct Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund's investment objective.

In addition, certain provisions of the Investment Company Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The Investment Company Act also imposes significant limits on co-investments with affiliates of the Fund. The Adviser and certain Other Managed Funds have received the Co-Investment Exemptive Order, which the Fund may also rely on, that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. Co-Investments made under the Co-Investment Exemptive Order are subject to compliance with certain conditions and other requirements, which could limit the Fund's ability to participate in a co-investment transaction. An inability to receive the desired allocation to potential investments may affect the Fund's ability to achieve the desired investment returns.

Portfolio Fund Risks

The Fund's investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund's investments are successful.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager's compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund's positive returns even if the Fund's overall returns are negative.

Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund's portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund if such an investment was made. Rule 18f-4 under the Investment Company Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Direct Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund currently operates as a "limited derivatives user", which may limit its ability to use and/or enter into certain other financial contracts. In addition, the Fund's ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds or Direct Investments than other clients of the Adviser.

If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund's investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund's investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund's inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund's drawdowns. During this period, investments made early in a Portfolio Fund's life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to "over-commit"). To the extent that the Fund engages in an "over-commitment" strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds' Underlying Investments

The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Risks Associated with Secondary Investments

The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the Portfolio Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund.

In addition, valuation of Secondary Investments in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Investments in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund.

There is significant competition for Secondary Investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Portfolio Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called "Dutch auction," where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder's ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund's investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.

At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an "all or nothing" basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.

In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

Regulatory Changes Affecting Private Equity Funds

The legal, tax and regulatory environment for private equity funds is evolving, and it is possible that any future changes may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, there has been increased scrutiny of the private equity industry by regulators, self-regulatory bodies and legislatures, and it is possible that in the future such groups both in the U.S. and in non-U.S. jurisdictions may consider changes to the regulations applicable to private equity funds. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund's ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund's performance, and thus on the Fund's performance.

In-Kind Distributions from Portfolio Funds

The Fund may receive in-kind distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable, and the Fund may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities.

Direct Investments Risks

The Fund's investment portfolio will include Direct Investments, which are investments in the equity and/or debt securities of private companies, including alongside private equity funds and other private equity firms. The Fund's ability to realize a profit on such Direct Investments will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given Direct Investment opportunities, or that any specific Direct Investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser's judgment. The market for Direct Investment opportunities is competitive and may be limited, and the Direct Investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on Direct Investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Direct Investments. The Fund generally relies on the Portfolio Fund Manager or sponsor offering such Direct Investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Direct Investment.

Many entities compete with the Fund in pursuing Direct Investments. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive Direct Investment opportunities from time to time.

The Fund's ability to dispose of Direct Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment. Direct Investments may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.

Direct Investing Alongside Other Parties Risks

Direct investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors. As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.

In addition, in order to take advantage of Direct Investment opportunities as a co-investor, the Fund generally will be required to hold a non-controlling interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private equity fund offering the Direct Investment, on a co-investor basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund's investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.

In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. Direct Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund's interests.

Fixed-Income Securities Risks

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The United States is currently experiencing a rising interest rate environment, which may increase the Fund's exposure to risks associated with rising interest rates. There is a risk that interest rates will rise further, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund's Shares.

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer's goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security's credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Prepayment or "Call" Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., "call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio's current earnings rate.

Duration and Maturity Risk. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund's portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Other Investment Risks

Non-U.S. Investments Risk

The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund's portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Emerging Markets Investments Risk

The Fund may invest in non-U.S. securities of issuers in so-called "emerging markets" (or lesser developed countries, including countries that may be considered "frontier" markets). Such investments are particularly speculative and entail all of the risks of investing in Non-U.S. Securities but to a heightened degree. "Emerging market" countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk

Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk

The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk

U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund's portfolio.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors' perceptions of the creditworthiness of the issuer, the issuer's financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer's capital structure and use of financial leverage and demand for the issuer's goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under "—Fixed-Income Securities Risks—Credit Risk," "—Fixed-Income Securities Risks—Interest Rate Risk," and "—Fixed-Income Securities Risks—Prepayment Risk." There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under "—Below Investment Grade Securities Risk."

Below Investment Grade Securities Risk

The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as "high yield" or "junk" bonds and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody's, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.

Senior Loan Risk

The Fund may invest in senior floating rate and fixed rate loans or debt ("Senior Loans"). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.

There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments, and the Adviser relies primarily on its own evaluation of a borrower's credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Adviser.

The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.

Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

The Fund's investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

LIBOR and Other Reference Rates Risk

National and international regulators and law enforcement agencies have conducted investigations into a number of rates or indices that are deemed to be "reference rates." Actions by such regulators and law enforcement agencies may result in changes to the manner in which certain reference rates are determined, their discontinuance, or the establishment of alternative reference rates. In particular, on July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rate ("LIBOR"), announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As of the date of this Prospectus, USD LIBOR is available in five settings (overnight, one-month, three-month, six-month and 12-month). The ICE Benchmark Administration ("IBA") has stated that it will cease to publish all remaining USD LIBOR settings immediately following their publication on June 30, 2023, absent subsequent action by the relevant authorities. As of January 1, 2022, all non-USD LIBOR reference rates in all settings ceased to be published. There can be no assurance that non-USD synthetic LIBOR or USD LIBOR will remain available in the future.

The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee (the "ARRC"), a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate ("SOFR") as its preferred alternative rate for LIBOR. On December 6, 2021, the ARRC released a statement selecting and recommending forms of SOFR, along with associated spread adjustments and conforming changes, to replace references to 1-week and 2-month USD LIBOR. At this time, it is not possible to predict the effect of the transition to SOFR. Although there have been an increasing number of issuances utilizing SOFR or the Sterling Over Night Index Average ("SONIA") (the GBP-LIBOR nominated replacement alternative reference rate that is based on transactions), it is unknown whether SOFR or any other alternative reference rates will attain market acceptance as replacements for LIBOR.

Given the inherent differences between LIBOR and SOFR, or any other alternative reference rates that may be established, the transition from LIBOR may disrupt the overall financial markets and adversely affect the market for LIBOR-based securities, including the cost of the Fund's borrowings. In addition, changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for LIBOR-based securities, including the the cost of the Fund's borrowings. The transition process could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. While some instruments tied to LIBOR in which the Fund may invest include a replacement rate in the event LIBOR is discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The potential cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering new trades. Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests may adversely affect the Fund's performance or NAV and reduce the liquidity of its investments tied to LIBOR, especially those that do not include fallback provisions.

Other Registered Investment Companies Risk

The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund's investment objective and permissible under the Investment Company Act. Under Section 12(d)(1) of the Investment Company Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund's total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund's total assets would be invested in any one registered investment company. Rule 12d1-4 under the Investment Company Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). Rule 12d1-4 also modifies certain existing exemptive rules and will rescind exemptive orders previously granted by the SEC. As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

ETF Risk

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF's fees and expenses, as well as their share of the Fund's fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund's total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. In addition, ETFs are susceptible to market trading risks (i.e., the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).

Other Risks

Recent Bank Failures

The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. The Fund's business is dependent on bank relationships and the Adviser is proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund's business, financial condition and results of operations.

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities may affect the value of the Fund's investments. Instability in the securities markets also may increase the risks inherent in the Fund's investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market's expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events.

Outbreaks of Infectious or Contagious Diseases and Public Health Emergencies

Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have and are resulting in market volatility and disruption, and future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to the Fund or the Portfolio Funds and the portfolio companies in which the Fund invests directly or indirectly through Portfolio Funds.

The outbreak of the COVID-19 virus in 2020 caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, national, regional and local governments, as well as private businesses and other organizations, have taken severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including "stay-at-home" and similar orders), and ordering the closure of large numbers of offices, businesses, schools, and other public venues. As a result, COVID-19 has significantly diminished global economic production and activity of all kinds and has contributed to both volatility and, in some cases, a severe decline in financial markets. Among other things, these unprecedented developments have resulted in material reductions in demand across many categories of consumers and businesses, dislocation in the credit and capital markets, labor force and operational disruptions, slowing of certain supply chains and manufacturing activity, steep increases in unemployment levels in the U.S. and several other countries, and strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

The ultimate impact of COVID-19 – and the resulting precipitous decline in economic and commercial activity across almost all of the world's largest economies – on global economic conditions, and on the operations, financial condition and performance of any particular industry or business, is impossible to predict. The extent of COVID-19's impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if, and as, the spread of the COVID-19 virus itself is substantially contained and economies are able to fully "re-open," it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future macro- and micro-economic developments, the health of certain industries and businesses, and commercial and consumer behavior.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union ("EU"), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

China and the United States have each imposed tariffs on the other country's products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the Fund's performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The United Kingdom (the "UK") left the EU (known as "Brexit") on January 31, 2020 under the terms of a negotiated departure deal. A transition period, which kept most pre-departure arrangements in place, ended on December 31, 2020, and the UK entered into a new trading relationship with the EU under the terms of the EU-UK Trade and Cooperation Agreement ("TCA") which reflected the long-term, post-transition landscape. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of the United Kingdom's withdrawal from the European Union. Significant economic and regulatory uncertainty caused by the UK's exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit are also being shaped by new trade deals that the UK is negotiating with several other countries, including the U.S. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit, and these new trade agreements, on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a negative effect on the value of the Fund's investments.

Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund's investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund's portfolio. These factors are outside of the Fund's control and may affect the level and volatility of securities prices and the liquidity and value of the Fund's portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

Russia's invasion of the Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia's energy sector, and other actions, and Russia's retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy and Europe's economic growth. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted.

Cyber Security Risk

Recent events have illustrated the ongoing cybersecurity risks to which companies are subject. To the extent that a Portfolio Fund or a portfolio company investment is subject to cyber-attack or other unauthorized access is gained to such Portfolio Fund or portfolio company's systems, such Portfolio Fund or portfolio company may be subject to substantial losses in the form of stolen, lost or corrupted (i) customer data or payment information, (ii) financial information, including investor financial information, (iii) software, contact lists or other databases, (iv) proprietary information or trade secrets or (v) other items. In certain events, a Portfolio Fund or portfolio company's failure or deemed failure to address and mitigate cybersecurity risks may be the subject of civil litigation or regulatory or other action. Any of such circumstances could subject a Portfolio Fund or portfolio company or the Fund to substantial losses. In addition, in the event that such a cyber-attack or other unauthorized access is directed at the Adviser, the Fund or one of their service providers holding financial or investor data, the Adviser and its affiliates or the Fund may also be at risk of loss, despite efforts to prevent and mitigate such risks.

While the Fund relies on established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.

Tax Considerations for the Fund

The Fund intends to elect to be treated as, and intends to continue to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See "Material U.S. Federal Income Tax Considerations."

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

In order to meet the 90% Gross Income Test (as defined below in "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company"), the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund's ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company."

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company"), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund's investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a sale of an investment may limit the Fund's use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See "Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company." In addition, the Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as "controlled foreign corporations" or "passive foreign investment companies."

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See "Material U.S. Federal Income Tax Considerations — Qualification as a Regulated Investment Company."

Tax Laws Subject to Change

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Incentive Fee

The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund's behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund's investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. In addition, the Loss Recovery Account, given the reset mechanism, could create incentives for the Adviser to engage in portfolio transactions to manage the Fund's gains and losses shortly before the reset occurs. The Fund's Loss Recovery Account's reset mechanism could make it more likely that the Fund, and indirectly its Shareholders, would incur an Incentive Fee payment as compared to another fund that is subject to an incentive fee that has a similar loss recovery account, but with no reset mechanism. In addition, due to the Fund's Loss Recovery Account reset mechanism, depending on when a Shareholder invests in the Fund, there is a possibility that a Shareholder may indirectly bear Incentive Fee payments by the Fund without having experienced a gain in his or her investment. See "Investment Advisory and Management Agreement—Incentive Fee" and "–Incentive Fee Examples."

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind ("PIK") interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser

None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an "Indemnified Person") shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the "Indemnified Liabilities"); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person's willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the Securities Act.

Regulatory Scrutiny and Reporting

The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Best-Efforts Offering Risk

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund's investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund's expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor's due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is a Delaware statutory trust formed on July 28, 2021. The Fund currently offers three classes of Shares: Class A Shares, Class D Shares and Class I Shares. The Fund relies on an exemptive order from the SEC that allows it to issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class are expected to be different. The estimated fees and expenses for each class of Shares of the Fund are set forth in "Summary of Fees and Expenses."

Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of Shares bears any class-specific expenses; and (c) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.

Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then-current net asset value, exclusive of the sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund's common shareholders.

The following table shows the amounts of Shares that have been authorized and outstanding as of March 31, 2023:

Share Class	Amount Authorized	Amount Outstanding
Class A Shares	Unlimited	0
Class D Shares	Unlimited	60,686
Class I Shares	Unlimited	11,650,424

There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

An investor in the Fund will be a Shareholder of the Fund and his or her rights in the Fund will be established and governed by the Declaration of Trust. A prospective investor and his or her advisors should carefully review the Declaration of Trust as each Shareholder will agree to be bound by its terms and conditions. The following is a summary description of additional items and of select provisions of the Declaration of Trust that may not be described elsewhere in this Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the Declaration of Trust.

Shareholders; Additional Classes of Shares

Persons who purchase Shares will be Shareholders of the Fund. The Adviser may invest in the Fund as a Shareholder.

In addition, to the extent permitted by the Investment Company Act and subject to the Fund's exemptive relief from the SEC, the Fund reserves the right to issue additional classes of shares in the future subject to fees, charges, repurchase rights, and other characteristics different from those of the Shares offered in this Prospectus.

Liability of Shareholders

Under Delaware law and the Declaration of Trust, each Shareholder will be liable for the debts and obligations of the Fund only to the extent of any contributions to the capital of the Fund (plus any accretions in value thereto prior to withdrawal) and a Shareholder, in the sole discretion of the Board, may be obligated to return to the Fund amounts distributed to the Shareholder, or the Board may reduce any amount payable by the Fund to a Shareholder in respect of a redemption of Shares, in accordance with the Declaration of Trust in certain circumstances.

Anti-Takeover Provisions

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office (i) with cause only by a written instrument signed or adopted by two-thirds of the remaining Trustees; or (ii) without cause only by a written instrument signed or adopted by all of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's assets, or liquidation.

Limitation of Liability; Indemnification

The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. None of these persons shall be personally liable to any Shareholder for the repayment of any positive balance in the Shareholder's capital account or for contributions by the Shareholder to the capital of the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Derivative Actions and Exclusive Jurisdiction

The Declaration of Trust provides that a Shareholder may not bring a derivative action on behalf of the Trust unless: (a) the Shareholder makes a pre-suit demand upon the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed as determined under the terms of the Declaration of Trust); (b) Shareholders eligible to bring such derivative action who collectively hold Shares representing ten percent (10%) or more of the total combined net asset value of all Shares issued and outstanding join in the request for the Trustees to commence such action (the "10% Threshold"); and (c) the Trustees are afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action (the "Shareholder Undertaking"). The provisions of the Declaration of Trust regarding the 10% Threshold and the Shareholder Undertaking do not apply to claims arising under the federal securities laws.

Under the Declaration of Trust, actions by Shareholders against the Fund asserting a claim governed by Delaware law or the Fund's organizational documents must be brought in the Court of Chancery of the State of Delaware or any other court in the State of Delaware with subject matter jurisdiction. Shareholders also waive the right to jury trial to the fullest extent permitted by law. This exclusive jurisdiction provision may make it more expensive for a Shareholder to bring a suit but does not apply to claims arising under the federal securities laws.

Amendment of the Declaration of Trust

The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Board (including a majority of the Independent Trustees, if required by the Investment Company Act) and without the approval of the Shareholders unless the approval of Shareholders is required under the Investment Company Act. However, certain amendments to the Declaration of Trust involving capital accounts and allocations thereto may not be made without the written consent of each Shareholder materially adversely affected thereby or unless each Shareholder has received written notice of the amendment and any Shareholder objecting to the amendment has been allowed a reasonable opportunity (pursuant to any procedures as may be prescribed by the Board) to have all of its Shares repurchased by the Fund.

Term, Dissolution, and Liquidation

The Fund shall be dissolved: (i) upon the affirmative vote to dissolve the Fund by a majority of the Trustees of the Board; or (ii) as required by operation of law.

Upon the occurrence of any event of dissolution, one or more Trustees of the Board or the Adviser, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint one or more Trustees of the Board or the Adviser to act as liquidator or is unable to perform this function) is charged with winding up the affairs of the Fund and liquidating its assets. Upon the liquidation of the Fund, after establishment of appropriate reserves for contingencies in such amounts as the Board or the liquidator, as applicable, deems appropriate in its sole discretion, the Fund's assets will be distributed: (i) first to satisfy the debts, liabilities, and obligations of the Fund (other than debts to Shareholders) including actual or anticipated liquidation expenses; (ii) next to repay debts, liabilities and obligations owing to the Shareholders; and (iii) finally to the Shareholders (including the Adviser) proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Shareholders in facilitating an orderly liquidation.

The Board may, in its sole discretion, and if determined to be in the best interests of the Shareholders, distribute the assets of the Fund into and through a liquidating trust to effect the liquidation of the Fund. The use of a liquidating trust would be subject to the regulatory requirements of the Investment Company Act and applicable Delaware law, and could result in additional expenses to the Shareholders.

Security Voting Rights [Text Block]	each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.
Security Liquidation Rights [Text Block]

Term, Dissolution, and Liquidation

The Fund shall be dissolved: (i) upon the affirmative vote to dissolve the Fund by a majority of the Trustees of the Board; or (ii) as required by operation of law.

Upon the occurrence of any event of dissolution, one or more Trustees of the Board or the Adviser, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint one or more Trustees of the Board or the Adviser to act as liquidator or is unable to perform this function) is charged with winding up the affairs of the Fund and liquidating its assets. Upon the liquidation of the Fund, after establishment of appropriate reserves for contingencies in such amounts as the Board or the liquidator, as applicable, deems appropriate in its sole discretion, the Fund's assets will be distributed: (i) first to satisfy the debts, liabilities, and obligations of the Fund (other than debts to Shareholders) including actual or anticipated liquidation expenses; (ii) next to repay debts, liabilities and obligations owing to the Shareholders; and (iii) finally to the Shareholders (including the Adviser) proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Shareholders in facilitating an orderly liquidation.

The Board may, in its sole discretion, and if determined to be in the best interests of the Shareholders, distribute the assets of the Fund into and through a liquidating trust to effect the liquidation of the Fund. The use of a liquidating trust would be subject to the regulatory requirements of the Investment Company Act and applicable Delaware law, and could result in additional expenses to the Shareholders.

Security Liabilities [Text Block]

Limitation of Liability; Indemnification

The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. None of these persons shall be personally liable to any Shareholder for the repayment of any positive balance in the Shareholder's capital account or for contributions by the Shareholder to the capital of the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Outstanding Securities [Table Text Block]
Share Class	Amount Authorized	Amount Outstanding
Class A Shares	Unlimited	0
Class D Shares	Unlimited	60,686
Class I Shares	Unlimited	11,650,424

General Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Investment Risks

There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund is a non-diversified, closed-end management investment company with limited operating history. The Fund has limited historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund's allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund's portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on the Adviser and Key Personnel

The Fund depends on the Adviser's ability to select, allocate and reallocate effectively the Fund's assets. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. Similarly, the success of each Portfolio Fund investment in which the Fund invests is also likely to be substantially dependent on certain key personnel of a Portfolio Fund Manager. Should one or more of the key personnel of the Adviser or of a Portfolio Fund Manager become incapacitated or in some other way cease to participate in management activities, the Fund's performance could be adversely affected. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser or the general partners of the Portfolio Funds throughout the life of the Fund.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund's investments in Private Assets are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase of Shares Risk

Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of the Fund's net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund's net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See "Repurchase of Shares."

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In-Kind For Repurchased Shares Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind For Repurchased Shares

The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See "Repurchases of Shares—Periodic Repurchases." However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions On Transfers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers

Transfers of Shares may be made only with the prior written consent of the Board, which may be withheld in the Board's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a "non-diversified" investment company for purposes of the Investment Company Act, which means it is not subject to percentage limitations under the Investment Company Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Portfolio Funds and Direct Investments for which there are no readily available market quotations. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the Fund's portfolio investments are valued at fair value as determined in good faith by the Adviser, as the valuation designee, in accordance with the Adviser's valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments. In addition, the Fund's compliance with the asset diversification tests under the Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund's most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund's subscription process, see "Purchasing Shares."

The Adviser generally expects to receive information for the Fund's investments in Private Assets, including Portfolio Funds and Direct Investments, on which it will base the Fund's net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund's net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in Private Assets, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund's calculation of its net asset value, see "Net Asset Valuation."

Amount or Frequency of Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distribution

The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See "Distributions." Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund's ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund's earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Risks of Private Equity Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Private Equity Strategies

The Fund's investment portfolio will include Direct Investments in private companies and investments in Portfolio Funds, which hold securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•	Buyout Investment Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company's income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

•	Venture Capital Risks. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

•	Special Situations Risks. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization, or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject a Portfolio Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

•	Infrastructure Risks. Some Portfolio Funds may concentrate, and a Direct Investment may be made, in the infrastructure sector. Infrastructure companies may be susceptible to reduced investment in public and private infrastructure projects, and a slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of infrastructure companies to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by infrastructure companies.

•	Real Estate Risks. Portfolio Funds that invest in real estate are subject to risks associated with the ownership of real estate, including: (i) changes in interest rates and other general economic conditions; (ii) local real estate conditions, such as changes in demand for space; (iii) the quality and investment approach of management; (iv) market competition and the availability of financing; (v) specific features of properties; (vi) financial condition of tenants, buyers, and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations, including those governing usage, improvements, zoning and taxes; and (x) potential liability under environmental and other applicable laws. Some real estate-focused Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such Portfolio Fund could be unfavorably affected by the poor performance of a single investment or investment type. In addition, borrowers could default on or sell investments that a real estate-focused Portfolio Fund holds, which could reduce the cash flow needed to make distributions to investors, such as the Fund. In addition, real estate-focused Portfolio Funds also may be affected by tax and regulatory requirements impacting the real estate fund's ability to qualify for preferential tax treatments or exemptions.

Risks Associated With Private Company Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Private Company Investments

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund's investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Competition For Access To Private Equity Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Access to Private Equity Investment Opportunities

There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Direct Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund's investment objective.

In addition, certain provisions of the Investment Company Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The Investment Company Act also imposes significant limits on co-investments with affiliates of the Fund. The Adviser and certain Other Managed Funds have received the Co-Investment Exemptive Order, which the Fund may also rely on, that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. Co-Investments made under the Co-Investment Exemptive Order are subject to compliance with certain conditions and other requirements, which could limit the Fund's ability to participate in a co-investment transaction. An inability to receive the desired allocation to potential investments may affect the Fund's ability to achieve the desired investment returns.

Portfolio Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Risks

The Fund's investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund's investments are successful.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager's compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund's positive returns even if the Fund's overall returns are negative.

Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund's portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund if such an investment was made. Rule 18f-4 under the Investment Company Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Direct Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund currently operates as a "limited derivatives user", which may limit its ability to use and/or enter into certain other financial contracts. In addition, the Fund's ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds or Direct Investments than other clients of the Adviser.

If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund's investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund's investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund's inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund's drawdowns. During this period, investments made early in a Portfolio Fund's life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to "over-commit"). To the extent that the Fund engages in an "over-commitment" strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds' Underlying Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds' Underlying Investments

The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Risks Associated With Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Secondary Investments

The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the Portfolio Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund.

In addition, valuation of Secondary Investments in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Investments in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund.

There is significant competition for Secondary Investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Portfolio Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called "Dutch auction," where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder's ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund's investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.

At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an "all or nothing" basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.

In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

Regulatory Changes Affecting Private Equity Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Changes Affecting Private Equity Funds

The legal, tax and regulatory environment for private equity funds is evolving, and it is possible that any future changes may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, there has been increased scrutiny of the private equity industry by regulators, self-regulatory bodies and legislatures, and it is possible that in the future such groups both in the U.S. and in non-U.S. jurisdictions may consider changes to the regulations applicable to private equity funds. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund's ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund's performance, and thus on the Fund's performance.

In-Kind Distributions from Portfolio Funds Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

In-Kind Distributions from Portfolio Funds

The Fund may receive in-kind distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable, and the Fund may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities.

Direct Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Investments Risks

The Fund's investment portfolio will include Direct Investments, which are investments in the equity and/or debt securities of private companies, including alongside private equity funds and other private equity firms. The Fund's ability to realize a profit on such Direct Investments will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given Direct Investment opportunities, or that any specific Direct Investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser's judgment. The market for Direct Investment opportunities is competitive and may be limited, and the Direct Investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on Direct Investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Direct Investments. The Fund generally relies on the Portfolio Fund Manager or sponsor offering such Direct Investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Direct Investment.

Many entities compete with the Fund in pursuing Direct Investments. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive Direct Investment opportunities from time to time.

The Fund's ability to dispose of Direct Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment. Direct Investments may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.

Direct Investing Alongside Other Parties Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Investing Alongside Other Parties Risks

Direct investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors. As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.

In addition, in order to take advantage of Direct Investment opportunities as a co-investor, the Fund generally will be required to hold a non-controlling interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private equity fund offering the Direct Investment, on a co-investor basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund's investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.

In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. Direct Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund's interests.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Securities Risks

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The United States is currently experiencing a rising interest rate environment, which may increase the Fund's exposure to risks associated with rising interest rates. There is a risk that interest rates will rise further, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund's Shares.

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer's goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security's credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Prepayment or "Call" Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., "call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio's current earnings rate.

Duration and Maturity Risk. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund's portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Non-U.S. Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk

The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund's portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Emerging Markets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Investments Risk

The Fund may invest in non-U.S. securities of issuers in so-called "emerging markets" (or lesser developed countries, including countries that may be considered "frontier" markets). Such investments are particularly speculative and entail all of the risks of investing in Non-U.S. Securities but to a heightened degree. "Emerging market" countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk

Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Yield and Ratings Risk

The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Debt Securities Risk

U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund's portfolio.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors' perceptions of the creditworthiness of the issuer, the issuer's financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer's capital structure and use of financial leverage and demand for the issuer's goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under "—Fixed-Income Securities Risks—Credit Risk," "—Fixed-Income Securities Risks—Interest Rate Risk," and "—Fixed-Income Securities Risks—Prepayment Risk." There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under "—Below Investment Grade Securities Risk."

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk

The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as "high yield" or "junk" bonds and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody's, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loan Risk

The Fund may invest in senior floating rate and fixed rate loans or debt ("Senior Loans"). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.

There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments, and the Adviser relies primarily on its own evaluation of a borrower's credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Adviser.

The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.

Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

The Fund's investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

Libor and Other Reference Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR and Other Reference Rates Risk

National and international regulators and law enforcement agencies have conducted investigations into a number of rates or indices that are deemed to be "reference rates." Actions by such regulators and law enforcement agencies may result in changes to the manner in which certain reference rates are determined, their discontinuance, or the establishment of alternative reference rates. In particular, on July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rate ("LIBOR"), announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As of the date of this Prospectus, USD LIBOR is available in five settings (overnight, one-month, three-month, six-month and 12-month). The ICE Benchmark Administration ("IBA") has stated that it will cease to publish all remaining USD LIBOR settings immediately following their publication on June 30, 2023, absent subsequent action by the relevant authorities. As of January 1, 2022, all non-USD LIBOR reference rates in all settings ceased to be published. There can be no assurance that non-USD synthetic LIBOR or USD LIBOR will remain available in the future.

The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee (the "ARRC"), a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate ("SOFR") as its preferred alternative rate for LIBOR. On December 6, 2021, the ARRC released a statement selecting and recommending forms of SOFR, along with associated spread adjustments and conforming changes, to replace references to 1-week and 2-month USD LIBOR. At this time, it is not possible to predict the effect of the transition to SOFR. Although there have been an increasing number of issuances utilizing SOFR or the Sterling Over Night Index Average ("SONIA") (the GBP-LIBOR nominated replacement alternative reference rate that is based on transactions), it is unknown whether SOFR or any other alternative reference rates will attain market acceptance as replacements for LIBOR.

Given the inherent differences between LIBOR and SOFR, or any other alternative reference rates that may be established, the transition from LIBOR may disrupt the overall financial markets and adversely affect the market for LIBOR-based securities, including the cost of the Fund's borrowings. In addition, changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for LIBOR-based securities, including the the cost of the Fund's borrowings. The transition process could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. While some instruments tied to LIBOR in which the Fund may invest include a replacement rate in the event LIBOR is discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The potential cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering new trades. Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests may adversely affect the Fund's performance or NAV and reduce the liquidity of its investments tied to LIBOR, especially those that do not include fallback provisions.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Registered Investment Companies Risk

The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund's investment objective and permissible under the Investment Company Act. Under Section 12(d)(1) of the Investment Company Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund's total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund's total assets would be invested in any one registered investment company. Rule 12d1-4 under the Investment Company Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). Rule 12d1-4 also modifies certain existing exemptive rules and will rescind exemptive orders previously granted by the SEC. As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

ETF Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF's fees and expenses, as well as their share of the Fund's fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund's total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. In addition, ETFs are susceptible to market trading risks (i.e., the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF).

Recent Bank Failures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Bank Failures

The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. The Fund's business is dependent on bank relationships and the Adviser is proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund's business, financial condition and results of operations.

Recent Markets Fluctuations and Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities may affect the value of the Fund's investments. Instability in the securities markets also may increase the risks inherent in the Fund's investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market's expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events.

Outbreaks of Infectious or Contagious Diseases and Public Health Emergencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Outbreaks of Infectious or Contagious Diseases and Public Health Emergencies

Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have and are resulting in market volatility and disruption, and future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to the Fund or the Portfolio Funds and the portfolio companies in which the Fund invests directly or indirectly through Portfolio Funds.

The outbreak of the COVID-19 virus in 2020 caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, national, regional and local governments, as well as private businesses and other organizations, have taken severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including "stay-at-home" and similar orders), and ordering the closure of large numbers of offices, businesses, schools, and other public venues. As a result, COVID-19 has significantly diminished global economic production and activity of all kinds and has contributed to both volatility and, in some cases, a severe decline in financial markets. Among other things, these unprecedented developments have resulted in material reductions in demand across many categories of consumers and businesses, dislocation in the credit and capital markets, labor force and operational disruptions, slowing of certain supply chains and manufacturing activity, steep increases in unemployment levels in the U.S. and several other countries, and strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

The ultimate impact of COVID-19 – and the resulting precipitous decline in economic and commercial activity across almost all of the world's largest economies – on global economic conditions, and on the operations, financial condition and performance of any particular industry or business, is impossible to predict. The extent of COVID-19's impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if, and as, the spread of the COVID-19 virus itself is substantially contained and economies are able to fully "re-open," it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future macro- and micro-economic developments, the health of certain industries and businesses, and commercial and consumer behavior.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union ("EU"), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

China and the United States have each imposed tariffs on the other country's products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the Fund's performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The United Kingdom (the "UK") left the EU (known as "Brexit") on January 31, 2020 under the terms of a negotiated departure deal. A transition period, which kept most pre-departure arrangements in place, ended on December 31, 2020, and the UK entered into a new trading relationship with the EU under the terms of the EU-UK Trade and Cooperation Agreement ("TCA") which reflected the long-term, post-transition landscape. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of the United Kingdom's withdrawal from the European Union. Significant economic and regulatory uncertainty caused by the UK's exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit are also being shaped by new trade deals that the UK is negotiating with several other countries, including the U.S. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit, and these new trade agreements, on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a negative effect on the value of the Fund's investments.

Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund's investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund's portfolio. These factors are outside of the Fund's control and may affect the level and volatility of securities prices and the liquidity and value of the Fund's portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

Russia's invasion of the Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia's energy sector, and other actions, and Russia's retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy and Europe's economic growth. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

Recent events have illustrated the ongoing cybersecurity risks to which companies are subject. To the extent that a Portfolio Fund or a portfolio company investment is subject to cyber-attack or other unauthorized access is gained to such Portfolio Fund or portfolio company's systems, such Portfolio Fund or portfolio company may be subject to substantial losses in the form of stolen, lost or corrupted (i) customer data or payment information, (ii) financial information, including investor financial information, (iii) software, contact lists or other databases, (iv) proprietary information or trade secrets or (v) other items. In certain events, a Portfolio Fund or portfolio company's failure or deemed failure to address and mitigate cybersecurity risks may be the subject of civil litigation or regulatory or other action. Any of such circumstances could subject a Portfolio Fund or portfolio company or the Fund to substantial losses. In addition, in the event that such a cyber-attack or other unauthorized access is directed at the Adviser, the Fund or one of their service providers holding financial or investor data, the Adviser and its affiliates or the Fund may also be at risk of loss, despite efforts to prevent and mitigate such risks.

While the Fund relies on established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.

Tax Considerations for the Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Considerations for the Fund

The Fund intends to elect to be treated as, and intends to continue to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See "Material U.S. Federal Income Tax Considerations."

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

In order to meet the 90% Gross Income Test (as defined below in "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company"), the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund's ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company."

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in "Material U.S. Federal Income Tax Considerations—Qualification as a Regulated Investment Company"), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund's investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a sale of an investment may limit the Fund's use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See "Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company." In addition, the Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as "controlled foreign corporations" or "passive foreign investment companies."

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See "Material U.S. Federal Income Tax Considerations — Qualification as a Regulated Investment Company."

Tax Laws Subject To Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Laws Subject to Change

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee

The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund's behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund's investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. In addition, the Loss Recovery Account, given the reset mechanism, could create incentives for the Adviser to engage in portfolio transactions to manage the Fund's gains and losses shortly before the reset occurs. The Fund's Loss Recovery Account's reset mechanism could make it more likely that the Fund, and indirectly its Shareholders, would incur an Incentive Fee payment as compared to another fund that is subject to an incentive fee that has a similar loss recovery account, but with no reset mechanism. In addition, due to the Fund's Loss Recovery Account reset mechanism, depending on when a Shareholder invests in the Fund, there is a possibility that a Shareholder may indirectly bear Incentive Fee payments by the Fund without having experienced a gain in his or her investment. See "Investment Advisory and Management Agreement—Incentive Fee" and "–Incentive Fee Examples."

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind ("PIK") interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification Obligations and Limited Liability of Trustees and Adviser

None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an "Indemnified Person") shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the "Indemnified Liabilities"); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person's willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the Securities Act.

Regulatory Scrutiny and Reporting Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Scrutiny and Reporting

The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Best-Efforts Offering Risk

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund's investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund's expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor's due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
Contact Personnel Name	Ian Fitzgerald
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%
Distribution/Servicing Fees [Percent]	0.85%
Incentive Fees [Percent]	0.58%	[5]
Acquired Fund Fees and Expenses [Percent]	0.63%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.48%	[7]
Total Annual Expenses [Percent]	4.01%
Waivers and Reimbursements of Fees [Percent]	(0.18%)	[3],[4]
Net Expense over Assets [Percent]	3.83%
Expense Example, Year 01	$ 72
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	232
Expense Example, Years 1 to 10	$ 440
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Not Held [Shares] | shares	0
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	0.58%	[5]
Acquired Fund Fees and Expenses [Percent]	0.63%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.48%	[7]
Total Annual Expenses [Percent]	3.41%
Waivers and Reimbursements of Fees [Percent]	(0.18%)	[3],[4]
Net Expense over Assets [Percent]	3.23%
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	103
Expense Example, Years 1 to 5	176
Expense Example, Years 1 to 10	$ 368
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Not Held [Shares] | shares	60,686
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.58%	[5]
Acquired Fund Fees and Expenses [Percent]	0.63%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.48%	[7]
Total Annual Expenses [Percent]	3.16%
Waivers and Reimbursements of Fees [Percent]	(0.18%)	[3],[4]
Net Expense over Assets [Percent]	2.98%
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	164
Expense Example, Years 1 to 10	$ 345
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	11,650,424
Class A Shares (Investment 50,000 Expenses) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 3,609
Expense Example, Years 1 to 3	7,562
Expense Example, Years 1 to 5	11,592
Expense Example, Years 1 to 10	22,014
Class D Shares (Investment 50,000 Expenses) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,630
Expense Example, Years 1 to 3	5,154
Expense Example, Years 1 to 5	8,790
Expense Example, Years 1 to 10	18,388
Class I Shares (Investment 50,000 Expenses) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,505
Expense Example, Years 1 to 3	4,788
Expense Example, Years 1 to 5	8,190
Expense Example, Years 1 to 10	$ 17,250

[1]	Investors purchasing Class A Shares may be subject to a sales load of up to 3.50% of the investment amount. While neither the Fund nor the Distributor impose an initial sales charge on Class I or Class D Shares, if a shareholder buys Class D Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine.
[2]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder's purchase of the Shares (on a "first in - first out" basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund's waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) the Advisory Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses of Portfolio Funds and Direct Investments in which the Fund invests (including all acquired fund fees and expenses); (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments in Portfolio Funds, Direct Investments, exchange-traded funds and other investments; (vi) interest; (vii) taxes; (viii) brokerage commissions; (ix) dividend and interest expenses relating to short sales; and (x) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence)) do not exceed 0.30% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation Agreement has a term ending on July 31, 2024, and the Adviser may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees.
[4]	The Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.40% based on value of the Fund's Managed Assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's Managed Assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund.
[5]	At the end of each calendar quarter, the Adviser is entitled to receive an Incentive Fee equal to 12.5% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term "net profits" shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the avoidance of doubt, any change in the net asset value of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the "net profits" or "net losses" calculations.
[6]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include the estimated fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based on the anticipated net proceeds of the offering. Some of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of "carried interest" allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and up to 30% of net profits as a carried interest allocation, subject to a clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[7]	Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory and Management Agreement.